Acquisition of Solar Flow-Through Funds Ltd.	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Acquisition of Solar Flow-Through Funds Ltd.

27. Acquisition of Solar Flow-Through Funds Ltd.

On March 20, 2024, the Company entered into a definitive agreement with SFF to acquire all of the issued and outstanding common shares of SFF through a plan of arrangement for an aggregate consideration of up to $41.8 million in an all stock deal (the “SFF Transaction”).

Under the terms of the SFF Transaction, the Company has agreed to issue up to 5,859,567 common shares of SolarBank (“SolarBank Shares”) for an aggregate purchase price of up to $41.8 million, representing $4.50 per SFF common share acquired. The number of SolarBank Shares was determined using a 90 trading day volume weighted average trading price as of the date of the Agreement which is equal to $7.14 (the “Agreement Date VWAP”).

The consideration for the SFF Transaction consists of an upfront payment of approximately 3,575,638 SolarBank Shares and a contingent payment representing up to an additional 2,283,929 SolarBank Shares that will be issued in the form of contingent value rights (“CVRs”). The SolarBank Shares underlying the CVRs will be issued once the final contract pricing terms have been determined between SFF, the Ontario IESO and the major suppliers for the SFF BESS portfolio and the binding terms of the debt financing for the BESS portfolio have been agreed (the “CVR Conditions”). On satisfaction of the CVR Conditions, Evans & Evans, Inc. shall revalue the BESS portfolio and SolarBank shall then issue SolarBank Shares having an aggregate value that is equal to the lesser of (i) $16.31 million and (ii) the final valuation of the BESS portfolio determined by Evans & Evans, Inc. plus the sale proceeds of any portion of the BESS portfolio that may be sold, in either case divided by the Agreement Date VWAP. The maximum number of additional shares issued for the CVRs will be 2,283,929 SolarBank Shares.

The acquisition of Solar Flow-through Funds Ltd closed on July 8, 2024. Purchase price allocation calculations are in process and provisional balances will be expected to disclose in Q1 fiscal year 2025.

The acquisition of SFF continues the Company’s strategy of creating value of all stakeholders by growing its portfolio of cash generating independent power producer assets. The Company will also expend into ownership of battery energy storage projects and electric vehicle charging stations, both are key components of net zero energy transition.